Income Taxes - Summary of Income Before Taxes for Continuing and Discontinued Operations (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Segment Reporting, Reconciling Item for Operating Profit (Loss) from Segment to Consolidated [Line Items]
Income from continuing operations before income taxes	$ 243,336	$ 259,030	$ 231,523
Southwest Gas Corporation
Segment Reporting, Reconciling Item for Operating Profit (Loss) from Segment to Consolidated [Line Items]
Income from continuing operations before income taxes	182,833	219,953	178,007
Income from discontinued operations before income taxes	0	0	53,516
Total income before income taxes	$ 182,833	$ 219,953	$ 231,523